Note 5 - Notes Payable (Details Textual) - USD ($)			12 Months Ended
	Aug. 29, 2014	Nov. 05, 2012	Dec. 31, 2016	Dec. 31, 2015	Nov. 25, 2016	Mar. 31, 2015
Line of Credit Facility, Maximum Borrowing Capacity					$ 1,000,000
Proceeds from Notes Payable			$ 2,347,057	$ 2,802,545
Other Long-term Investments			1,951,830	2,379,451
Puritan Financial Companies Inc [Member]
Proceeds from Notes Payable		$ 2,000,000
Debt Instrument, Periodic Payment		$ 15,000
Debt Instrument Collateral Common Stock Shares		55,000
Payments to Acquire Loans Receivable		$ 2,000,000
Loan Receivable Basis Spread On Variable Rate		1.75%
Debt Instrument, Amendments, Withholding of Earned Commissions		15.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,000,000
Other Long-term Investments			$ 893,915	$ 1,450,830
Puritan Financial Companies Inc [Member] | Minimum [Member]
Debt Instrument, Periodic Payment	$ 400,000
Operating Line Of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 150,000
At Need Funding Line Of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,500,000
Prime Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage					3.50%
Prime Rate [Member] | Puritan Financial Companies Inc [Member]
Debt Instrument, Basis Spread on Variable Rate		0.25%
Prime Rate [Member] | Operating Line Of Credit [Member]
Debt Instrument, Interest Rate, Stated Percentage						3.25%
Prime Rate [Member] | At Need Funding Line Of Credit [Member]
Debt Instrument, Interest Rate, Stated Percentage						3.75%